Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 vessel segment
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Liquefied Natural Gas Segment
Segment Reporting Information [Line Items]
Number of vessels	49
Liquefied Natural Gas Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	25
Liquefied Petroleum Gas Segment
Segment Reporting Information [Line Items]
Number of vessels	29
Liquefied Petroleum Gas Segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Number of vessels	22
Conventional Tankers Segment | Suezmax Tanker
Segment Reporting Information [Line Items]
Number of vessels	1
Conventional Tankers Segment | Handymax Product
Segment Reporting Information [Line Items]
Number of vessels	1